Unaudited Condensed Consolidated Statements of Income (Loss) and Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Revenues	$ 27,025,728	$ 20,633,188
Cost of revenues	21,891,512	16,660,387
Gross Profit	5,134,216	3,972,801
Operating expenses
Selling expenses	145,080	122,045
General and administrative expenses	1,528,535	1,399,295
Share-based compensation		1,840,000
Research and development expenses	236,568	6,351,853
Total operating expenses	1,910,183	9,713,193
Income (loss) from operations	3,224,033	(5,740,392)
Other income (expenses)
Interest income	191,905	57,374
Interest expense	(106,978)	(137,594)
Government subsidy income	9,408	47,033
Rental income from related parties	69,641	67,166
Other income, net	21,396	1,796
Total other income	185,372	35,775
Income (loss) before provision for income taxes	3,409,405	(5,704,617)
Provision for income taxes	1,537,161	1,047,595
Discontinued operation:
Net income (loss)	1,872,244	(6,752,212)
Less: net loss attributable to noncontrolling interest	(227,218)	(181,734)
Net income (loss) attributable to common stockholders of Tantech Holdings Ltd.	2,099,462	(6,570,478)
Net income (loss)	1,872,244	(6,752,212)
Other comprehensive income (loss):
Foreign currency translation adjustment	(5,947,918)	975,600
Comprehensive loss	(4,075,674)	(5,776,612)
Less: Comprehensive loss attributable to noncontrolling interest	(219,856)	(182,086)
Comprehensive loss attributable to common stockholders of Tantech Holdings Ltd.	$ (3,855,818)	$ (5,594,526)
Earnings (loss) per share - Basic	$ 2.72	$ (42.33)
Earnings (loss) per share - Diluted	$ 2.66	$ (42.33)
Weighted Average Shares Outstanding - Basic	773,083	155,224
Weighted Average Shares Outstanding - Diluted	789,308	155,224